Other payables and accruals - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of other payables and accruals [Abstract]
Value of investment converted to preferred stock	¥ 299		¥ 15
Deferred Income Amortization Period	5 years	5 years
Proceeds From Deposit Fee	¥ 23	$ 3.4